Other financial assets	12 Months Ended
Dec. 31, 2020
Other financial assets [Abstract]
Other financial assets [Text Block]

14Other financial assets

Other current financial assets

In 2020, Other current financial assets decreased from EUR 1 million to EUR 0 million.

In 2019, Other current financial assets decreased by EUR 435 million from EUR 436 million to EUR 1 million. Philips sold all of its remaining shares in Signify for total proceeds of EUR 549 million. A cumulative gain of EUR 114 million was recognized in other comprehensive income and reclassified to retained earnings upon disposal.

Other non-current financial assets

The changes during 2020 were as follows:

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2020	136	72	40	248
Changes:
Acquisitions/additions	44	82	4	131
Sales/redemptions/reductions	(59)	(3)	(2)	(65)
Value adjustment through OCI	-	3	-	3
Value adjustment through P&L	133	-	-	133
Translation differences and other	(6)	(5)	(6)	(17)
Reclassifications	-	(3)	-	(3)
Balance as of December 31, 2020	248	146	37	430

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2019	116	198	46	360
Changes:
Acquisitions/additions	48	15	11	75
Sales/redemptions/reductions	(48)	(109)	(17)	(174)
Value adjustment through OCI	-	(33)	-	(33)
Value adjustment through P&L	18	-	1	18
Translation differences and other	1	2	-	3
Reclassifications	1	(1)	(1)	(1)
Balance as of December 31, 2019	136	72	40	248

The company’s investments in Other non-current financial assets mainly consist of investments in common shares of companies in various industries and investments in limited life funds. At December 31, 2020, equity investments of EUR 119 million (2019:EUR 45 million) are accounted under the FVTOCI category based on the company's election at initial recognition mainly because such investments are neither held for trading purposes nor primarily for their increase in value and the elected presentation is considered to reflect the nature and purpose of the investment.

In 2020, the main addition in Other non-current financial assets at FVTOCI is related to the company's investment in DC Health Digital Medical Technologies Co., Ltd in China of EUR 45 million. The main movement in Other non-current financial assets at FVTPL is related to the value adjustments through P&L, mainly due to fair value gains of  EUR 133 million from investments in limited life funds (mainly Gilde Healthcare) and other investments. The fair value gains from investments in limited life funds is caused by certain IPO’s of investments held by the limited life funds.